LOANS RECEIVABLE - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest income related to loans receivable	$ 14.1	$ 12.8	$ 26.7	$ 25.4
Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest income related to loans receivable					$ 48.7	$ 36.5	$ 17.6